Investments in Financial Assets - Summary of Investments in Financial Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Non-current		$ 0	$ 8	$ 201
Current		390	264	319
Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		0	8	201
Current		0	150	245
Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current		0	0	0
Current		390	114	74
Public securities [member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	[1]	0	0	201
Current	[1]	0	99	162
Public securities [member] | Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Non-current	[1]	0	0	0
Current	[1]	381	114	74
Private securities - NO and stock market promissory notes [member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current		0	8	0
Current		0	4	3
Private securities - NO and stock market promissory notes [member] | Investments in financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Current		9
Term Deposits [Member] | Investments in financial assets at amortized cost, category [member]
Disclosure of financial assets [line items]
Non-current	[2]	0	0	0
Current	[2]	$ 0	$ 47	$ 80

[1]	See Note 36.
[2]	Corresponds to term deposits with the BNA.